CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME
Total operating expenses	¥ (84,097)	$ (11,522)	¥ (174,397)	¥ (217,039)
Goodwill impairment | ¥	0		0	(4,882)
Gain on disposal of intangible assets	75,220	10,305	22,317	13,975
Research and development	(10,690)	(1,465)	(12,378)	(12,540)
General and administrative	(148,627)	(20,362)	(184,336)	(213,592)
Cost of revenues	(2,973,158)	(407,321)	(3,535,778)	(3,567,690)
Revenues	3,046,871	417,420	3,702,387	3,820,378
Operating income/(loss)	(10,384)	(1,423)	(7,788)	35,649
Interest income	385	53	1,047	690
Interest expense	(4,105)	(562)	(4,882)	(5,683)
Other (expense)/income, net	(2,627)	(360)	16,704	(26,068)
Income/(loss) before income tax	(16,731)	(2,292)	5,081	4,588
Income tax (expense)/benefit	18,343	2,513	927	(21,002)
Net (loss)/income	1,612	221	6,008	(16,414)
Net loss/(income) attributable to non-controlling interests	1,093	150	(2,674)	3,284
Net (loss)/income attributable to ordinary shareholders of Quhuo Limited	¥ 2,705	$ 371	¥ 3,334	¥ (13,130)
(Loss)/earnings per share:
Basic | (per share)	¥ 0.01	$ 0	¥ 0.06	¥ (0.23)
Diluted | (per share)	¥ 0.01	$ 0	¥ 0.06	¥ (0.23)
Shares used in (loss)/earnings per share computation:
Basic	416,025,918	416,025,918	55,534,919	56,007,723
Diluted	416,025,918	416,025,918	55,534,919	56,007,723
Other comprehensive income:
Foreign currency translation adjustment	¥ 916	$ 125	¥ 2,188	¥ 14,130
Comprehensive (loss)/income	2,528	346	8,196	(2,284)
Comprehensive loss/(income) attributable to non-controlling interests	1,093	150	(2,674)	3,284
Comprehensive income attributable to ordinary shareholders of Quhuo Limited	¥ 3,621	$ 496	¥ 5,522	¥ 1,000